Employee benefits (Details) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Current service cost	₨ 512	₨ 432	₨ 389
Interest on defined benefit liability	27	19	(7)
Past service cost	901	0	0
Gratuity cost recognized in income statement	₨ 1,440	₨ 451	₨ 382